OPERATING EXPENSES - Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Total compensation to employees and directors	$ 22,442	$ 13,325
Office and administrative expenses	12,105	10,544
Audit, legal and consultancy	12,827	2,555
Administrative expenses	$ 47,374	$ 26,424